Accrued liabilities - Long-term (Details) $ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)
Accrued liabilities
Supplier services agreement		$ 45,270	$ 55,905
Benefits from suppliers		16,847	19,439
Other		4,581	15,452
Total long-term accrued liabilities	$ 3,343	$ 66,698	$ 90,796